Cost and Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Cost of Sales

The cost of sales is comprised as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Cost of merchandise and logistic costs	Ps.	36,854,490	Ps.	27,537,825	Ps.	19,561,023
Depreciation of properties, furniture, equipment, and lease-hold improvements		94,121		50,883		34,008
Depreciation of right-of-use asset		89,931		66,935		60,059
Cost of sales	Ps.	37,038,542	Ps.	27,655,643	Ps.	19,655,090

Summary of Sales and Administrative Expenses

The sales and administrative expenses are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Personnel Expenses		3,082,527		2,085,846		1,305,558
Depreciation and Amortization		905,043		667,236		436,087
Cash-in-Transit Services, Surveillance and Maintenance		571,631		446,146		331,885
Energy, Fuel, and Lubricants		421,231		336,842		277,619
Shared-based payment (1)		384,566		303,789		142,123
Other		414,060		267,835		370,070
Advertising		160,497		132,342		81,000
Other taxes and rights		163,303		100,993		53,662
Professional Services (2)		106,983		71,901		48,558
Total sales and administrative expenses	Ps.	6,209,841	Ps.	4,412,930	Ps.	3,046,562

(1)
The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.
(2)
An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.